Trade Payables and Other Current Liabilities - Additional information (Details) - EUR (€) € in Millions	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 17, 2018
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015
TradePayablesAndOtherCurrentLiabilities [line items]
Payables For Payroll Taxes			€ 1.9	€ 1.9
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
TradePayablesAndOtherCurrentLiabilities [line items]
Payables For Payroll Taxes	€ 1.2	€ 1.2